Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000087861 | Wheaton Precious Metals8266593
Holdings [Line Items]
Percent of Total Investments	22.10%
C000087861 | Pan American Silver8266585
Holdings [Line Items]
Percent of Total Investments	13.10%
C000087861 | Korea Zinc8266659
Holdings [Line Items]
Percent of Total Investments	7.90%
C000087861 | Industrias Penoles8266661
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087861 | Osisko Gold Royalties8266634
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087861 | Cia de Minas Buenaventura SAA8266664
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087861 | Hecla Mining8266576
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087861 | Coeur Mining8266563
Holdings [Line Items]
Percent of Total Investments	4.20%
C000087861 | First Majestic Silver8266618
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087861 | Fresnillo8266655
Holdings [Line Items]
Percent of Total Investments	2.80%
C000087861 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087861 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087861 | Bosnia and Herzegovina
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087861 | Peru
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087861 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087861 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000087861 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087861 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000087861 | Canada
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000087858 | First Quantum Minerals8266685
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087858 | Zijin Mining Group8266751
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087858 | Boliden8266768
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087858 | Glencore8266726
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087858 | Southern Copper8266777
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | BHP Group8266665
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | Sumitomo Metal Mining8266761
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | KGHM Polska Miedz8266763
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | Antofagasta PLC8266715
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087858 | Ivanhoe Mines8266696
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087858 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087858 | Australia
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000087858 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087858 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087858 | Canada
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000087858 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087858 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087858 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087858 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087858 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087858 | Chile
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087858 | China
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000093019 | Hecla Mining8266817
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093019 | Alamos Gold8266735
Holdings [Line Items]
Percent of Total Investments	4.10%
C000093019 | Eldorado Gold8266752
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093019 | Perseus Mining8266694
Holdings [Line Items]
Percent of Total Investments	3.50%
C000093019 | Coeur Mining8266815
Holdings [Line Items]
Percent of Total Investments	3.40%
C000093019 | Lundin Gold8266773
Holdings [Line Items]
Percent of Total Investments	3.20%
C000093019 | Merdeka Copper Gold8266719
Holdings [Line Items]
Percent of Total Investments	3.20%
C000093019 | Centamin8266795
Holdings [Line Items]
Percent of Total Investments	3.10%
C000093019 | Bumi Resources Minerals8266717
Holdings [Line Items]
Percent of Total Investments	2.80%
C000093019 | New Gold8266776
Holdings [Line Items]
Percent of Total Investments	2.80%
C000093019 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000093019 | Australia
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000093019 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093019 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000093019 | Canada
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000093019 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000093019 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093019 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093019 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093019 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093019 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000090393 | Cameco8266899
Holdings [Line Items]
Percent of Total Investments	23.60%
C000090393 | Sprott Physical Uranium Trust8266792
Holdings [Line Items]
Percent of Total Investments	8.70%
C000090393 | NexGen Energy8266814
Holdings [Line Items]
Percent of Total Investments	6.70%
C000090393 | Uranium Energy8266805
Holdings [Line Items]
Percent of Total Investments	5.50%
C000090393 | NAC Kazatomprom JSC8266827
Holdings [Line Items]
Percent of Total Investments	4.70%
C000090393 | Denison Mines8266905
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090393 | Paladin Energy8266884
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090393 | Oklo8266799
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090393 | NuScale Power8266796
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090393 | Yellow Cake8266829
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090393 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000090393 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000090393 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000090393 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000090393 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000090393 | Canada
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000090393 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000090393 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000090393 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090393 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090393 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	4.70%